Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of the Hedge and Estimated Fair Value of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest-bearing Deposits
Derivative [Line Items]
Carrying amount	$ 8,789	$ 6,763
Notional amount of hedge	8,789.0	6,763.0
Unrealized Gain	441
Unrealized (Loss)	(17)
Available-for-sale
Derivative [Line Items]
Carrying amount	4,354	2,170
Notional amount of hedge	4,009.0	2,168.0
Unrealized Gain		51
Unrealized (Loss)	(289)	(3)
Deposits
Derivative [Line Items]
Carrying amount	10	27
Notional amount of hedge	10.0	25.0
Unrealized Gain	1	3
Long-term Debt
Derivative [Line Items]
Carrying amount	15,048	12,540
Notional amount of hedge	14,262.0	11,774.0
Unrealized Gain	964	780
Unrealized (Loss)	$ (9)	$ (41)